Acquisition of Argonaut Gold, Inc. (Narratives) (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 12, 2024 USD ($) shares	Apr. 04, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 04, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Unrealized gain on equity securities, net of taxes			$ 34.9	$ 26.4
Silver Stream
Disclosure of detailed information about business combination [line items]
Gain (loss) on fair value adjustment			$ 0.0	$ 9.3
Florida Canyon Gold
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	19.90%
Argonaut Transaction
Disclosure of detailed information about business combination [line items]
Number of shares issued, business combination, value	$ 360.1
Consideration transferred, acquisition-date fair value	$ 419.0
Unrealized gain on equity securities, net of taxes		$ 26.1
Argonaut Transaction | Argonaut
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	13.80%	13.80%
Non-controlling interest in acquiree recognised at acquisition date					$ 50
Consideration transferred, acquisition-date fair value		$ 58.9
Argonaut Transaction | Florida Canyon Gold
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree recognised at acquisition date					$ 10
Percentage of voting equity interests acquired	19.99%
Argonaut Transaction | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	20,400,000
Argonaut Transaction | Class A Common | Ordinary shares
Disclosure of detailed information about business combination [line items]
Exchange ratio (in shares) | shares	0.0185
Argonaut Transaction | Common Share | Ordinary shares
Disclosure of detailed information about business combination [line items]
Exchange ratio (in shares) | shares	0.1